UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Balanced Fund – February 28, 2018 (Unaudited)

		Market
	Shares	Value
Common Stocks — 63.4%

Information Technology — 16.8%
Accenture PLC (Ireland) - Class A	30,000	$4,830,300
Alphabet, Inc. - Class C*	6,000	6,628,380
Apple, Inc.	48,000	8,549,760
Check Point Software Technologies
Ltd. (Israel)*	20,000	2,077,800
Cisco Systems, Inc.	100,000	4,478,000
Facebook, Inc. - Class A*	6,000	1,069,920
Microsoft Corp.	123,000	11,533,710
Synopsys, Inc.*	30,000	2,540,100
Texas Instruments, Inc.	60,000	6,501,000
Visa, Inc. - Class A	53,000	6,515,820
		54,724,790

Financials — 9.4%
American Express Co.	25,000	2,437,750
Chubb Ltd.(Switzerland)	20,000	2,838,400
CME Group, Inc.	18,000	2,990,880
JPMorgan Chase & Co.	39,000	4,504,500
Morgan Stanley	100,000	5,602,000
PNC Financial Services
Group, Inc. (The)	27,000	4,256,820
S&P Global, Inc.	20,000	3,836,000
Travelers Cos., Inc. (The)	30,000	4,170,000
		30,636,350

Health Care — 8.9%
Amgen, Inc.	15,000	2,756,550
Becton Dickinson and Co.	13,000	2,886,260
Biogen, Inc.*	5,000	1,444,950
Bristol-Myers Squibb Co.	45,000	2,979,000
Eli Lilly & Co.	25,000	1,925,500
Johnson & Johnson	23,000	2,987,240
Merck & Co., Inc.	70,000	3,795,400
Stryker Corp.	15,000	2,432,400
UnitedHealth Group, Inc.	20,000	4,523,200
Zoetis, Inc.	40,000	3,234,400
		28,964,900

Consumer Discretionary — 8.0%
Amazon.com, Inc.*	1,000	1,512,450
Comcast Corp. - Class A	120,000	4,345,200
Home Depot, Inc. (The)	15,000	2,734,050
Marriott International, Inc. - Class A	31,100	4,391,631
McDonald's Corp.	33,000	5,205,420
Omnicom Group, Inc.	31,000	2,363,130
Time Warner, Inc.	20,000	1,859,200
TJX Cos (The), Inc.	45,000	3,720,600
		26,131,681

Industrials — 7.6%
3M Co.	6,500	1,530,815
Boeing Co. (The)	20,000	7,244,200
Canadian National Railway Co.
(Canada)	32,000	2,475,840
General Dynamics Corp.	14,000	3,114,300
Honeywell International, Inc.	35,000	5,288,850
United Technologies Corp.	22,000	2,964,280
Verisk Analytics, Inc.*	20,000	2,043,800
		24,662,085

Consumer Staples — 5.5%
CVS Health Corp.	10,000	677,300
Kraft Heinz Co. (The)	30,000	2,011,500
PepsiCo, Inc.	40,000	4,389,200
Philip Morris International, Inc.	40,000	4,142,000
Procter & Gamble Co. (The)	40,000	3,140,800
Unilever NV (Netherlands)	70,000	3,661,000
		18,021,800

Energy — 3.9%
Chevron Corp.	20,000	2,238,400
EOG Resources, Inc.	25,000	2,535,500
Exxon Mobil Corp.	38,000	2,878,120
Marathon Petroleum Corp.	40,000	2,562,400
Schlumberger Ltd. (Curacao)	37,700	2,474,628
		12,689,048

Materials — 1.4%
DowDuPont, Inc.	38,460	2,703,738
Praxair, Inc.	12,000	1,797,000
		4,500,738

Telecommunication Services — 1.1%
Verizon Communications, Inc.	75,000	3,580,500

Real Estate — 0.8%
Equinix, Inc. REIT	6,500	2,548,650
Total Common Stocks		$206,460,542

Principal
Amount

U.S. Treasury Obligations — 11.4%
$2,671,000	U.S. Treasury Bond, 2.750%, 8/15/47	2,474,222
13,465,000	U.S. Treasury Note, 2.000%, 1/31/20	13,401,357
12,865,000	U.S. Treasury Note, 2.000%, 10/31/22	12,503,674
9,175,000	U.S. Treasury Note, 2.250%, 8/15/27	8,691,521
	Total U.S. Treasury Obligations	$37,070,774

	Shares

Exchange-Traded Funds — 9.2%

United States — 9.2%
iShares Core S&P Mid-Cap ETF	15,000	2,796,900
iShares iBoxx $ Investment Grade
Corporate Bond ETF	210,929	24,693,458
iShares Russell Mid-Cap Value Index
Fund	11,000	952,380
SPDR S&P MidCap 400 ETF Trust	4,300	1,458,818
Total Exchange-Traded Funds		$29,901,556

1

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 7.9%
$4,210	FHLMC, Pool #G08062, 5.000%, 6/1/35	$4,550
679,392	FHLMC, Pool #G08637, 4.000%, 4/1/45	698,869
1,083	FHLMC, Pool #G18091,
	6.000%, 12/1/20	1,109
15,875	FHLMC, Pool #P00020,
	6.500%, 10/1/22	16,000
2,720,974	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,872,625
3,826,336	FHLMC, Pool #Q29056,
	4.000%, 10/1/44	3,931,255
1,867,778	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	1,921,269
1,391,801	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	1,467,193
522	FNMA, Pool #254907, 5.000%, 10/1/18	528
1,762	FNMA, Pool #255273, 4.500%, 6/1/19	1,774
506	FNMA, Pool #255358, 5.000%, 9/1/19	512
33	FNMA, Pool #687301, 6.000%, 11/1/32	37
1,266	FNMA, Pool #690305, 5.500%, 3/1/33	1,375
790,187	FNMA, Pool #725423, 5.500%, 5/1/34	868,302
736,593	FNMA, Pool #725610, 5.500%, 7/1/34	809,605
92,765	FNMA, Pool #748895, 6.000%, 12/1/33	98,505
407,592	FNMA, Pool #AD9193, 5.000%, 9/1/40	438,652
857,530	FNMA, Pool #AH8925, 4.500%, 3/1/41	902,258
1,057,677	FNMA, Pool #AL2860, 3.000%, 12/1/42	1,033,325
476,480	FNMA, Pool #AL5718, 3.500%, 9/1/44	477,716
699,570	FNMA, Pool #AR9195, 3.000%, 3/1/43	683,462
1,244,652	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,245,712
1,629,662	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,590,568
2,066,189	FNMA, Pool #AZ7347, 3.000%, 11/1/45	2,006,903
2,159,328	FNMA, Pool #BC1809, 3.500%, 5/1/46	2,158,489
1,387,584	GNMA, Pool #5175, 4.500%, 9/20/41	1,460,500
750,000	GNMA, Ser 2010-169, Class AW,
	4.500%, 12/20/40	782,020
7,642,648	GNMA, Ser 2012-147, Class IO,
	0.567%, 4/16/54(A)(B)(C)	263,164
	Total U.S. Government
	Mortgage-Backed Obligations	$25,736,277

	Corporate Bonds — 4.1%

	Financials — 1.3%
110,000	American Express Co.,
	3.000%, 10/30/24	106,044
298,000	AvalonBay Communities, Inc. MTN,
	3.200%, 1/15/28	286,076
225,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	225,971
390,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	372,005
64,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	63,034
390,000	Boston Properties LP, 3.200%, 1/15/25	378,163
57,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	60,169
84,000	Citigroup, Inc., 3.300%, 4/27/25	81,757
52,000	Citigroup, Inc., 4.750%, 5/18/46	53,194
85,000	Fifth Third Bancorp, 2.875%, 7/27/20	84,833
150,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	145,950
68,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	68,014
425,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	412,270
102,000	Morgan Stanley, 3.950%, 4/23/27	100,300
450,000	New York Life Global Funding, 144a,
	3.000%, 1/10/28	429,352
300,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	283,720
65,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	63,044
110,000	SL Green Operating Partnership LP,
	3.250%, 10/15/22	108,047
91,000	State Street Corp., (3M LIBOR
	+1.000%), 2.589%, 6/15/47(A)	83,151
77,000	Ventas Realty LP, 3.500%, 2/1/25	75,505
410,000	VEREIT Operating Partnership LP,
	4.600%, 2/6/24	420,554
140,000	Wells Fargo & Co., 4.125%, 8/15/23	143,263
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	63,095
		4,107,511

	Information Technology — 0.6%
105,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	109,926
899,000	Apple, Inc., 2.750%, 1/13/25	863,293
110,000	Apple, Inc., 4.650%, 2/23/46	119,983
69,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	73,668
53,000	Microsoft Corp., 3.500%, 2/12/35	52,042
86,000	Oracle Corp., 2.650%, 7/15/26	80,362
601,000	Oracle Corp., 3.250%, 11/15/27	584,158
85,000	QUALCOMM, Inc., 3.450%, 5/20/25	82,356
77,000	Visa, Inc., 4.150%, 12/14/35	81,160
		2,046,948

	Telecommunication Services — 0.5%
552,000	AT&T, Inc., 3.800%, 3/15/22	560,769
90,000	AT&T, Inc., 3.900%, 8/14/27	89,378
88,000	AT&T, Inc., 4.350%, 6/15/45	78,796
98,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	110,398
115,000	Qwest Corp., 6.750%, 12/1/21	122,807
426,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	441,442
105,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	106,550
		1,510,140

	Consumer Discretionary — 0.4%
82,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	86,320

2

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 4.1% (Continued)

	Consumer Discretionary — (Continued)
$88,000	Amazon.com, Inc., 144a,
	2.800%, 8/22/24	$85,188
100,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	106,644
105,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	105,112
89,000	AutoNation, Inc., 5.500%, 2/1/20	92,706
92,000	Comcast Corp., 2.850%, 1/15/23	90,731
60,000	Ford Motor Co., 4.750%, 1/15/43	55,382
150,000	General Motors Financial Co., Inc.,
	3.950%, 4/13/24	149,612
85,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	108,720
72,000	Time Warner, Inc., 3.800%, 2/15/27	69,674
310,000	Toyota Motor Credit Corp. MTN,
	3.050%, 1/11/28	299,801
105,000	Wal-Mart Stores, Inc.,
	2.350%, 12/15/22	102,302
		1,352,192

	Energy — 0.4%
224,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	219,049
78,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	76,220
66,000	Concho Resources, Inc.,
	3.750%, 10/1/27	64,229
64,000	EOG Resources, Inc., 3.900%, 4/1/35	62,731
106,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	109,180
77,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	74,497
53,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	52,099
89,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	104,352
89,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	92,439
100,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	96,876
326,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	316,627
		1,268,299

	Health Care — 0.3%
62,000	Abbott Laboratories,
	3.750%, 11/30/26	61,389
95,000	AbbVie, Inc., 4.450%, 5/14/46	94,803
65,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	64,136
79,000	Celgene Corp., 5.000%, 8/15/45	82,329
82,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	82,124
400,000	Johnson & Johnson, 2.900%, 1/15/28	383,769
76,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	74,993
72,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	70,853
26,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	25,899
139,000	Zoetis, Inc., 3.250%, 2/1/23	137,907
		1,078,202

	Industrials — 0.2%
113,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	138,852
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	384,540
75,000	FedEx Corp., 5.100%, 1/15/44	82,013
72,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	72,127
		677,532

	Utilities — 0.2%
98,000	Dominion Energy, Inc.,
	2.000%, 8/15/21	94,121
62,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	63,481
79,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	73,422
100,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.125%),
	3.714%, 6/15/67(A)	97,066
76,000	Oncor Electric Delivery Co. LLC, 144a,
	3.800%, 9/30/47	73,216
125,000	PacifiCorp., 5.750%, 4/1/37	154,983
		556,289

	Consumer Staples — 0.1%
60,000	CVS Health Corp., 5.125%, 7/20/45	62,688
70,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	86,354
35,000	Kroger Co. (The), 5.000%, 4/15/42	35,466
59,000	Mead Johnson Nutrition Co.,
	4.125%, 11/15/25	60,179
29,000	Moody's Corp., 2.750%, 12/15/21	28,576
91,000	Reynolds American, Inc.,
	4.450%, 6/12/25	93,679
		366,942

	Real Estate — 0.1%
103,000	Crown Castle International Corp.,
	3.650%, 9/1/27	98,425
65,000	Digital Realty Trust LP, 2.750%, 2/1/23	63,122
73,000	Mid-America Apartments LP,
	3.750%, 6/15/24	73,475
		235,022

	Materials — 0.0%
66,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	67,245
121,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	124,894
		192,139
	Total Corporate Bonds	$13,391,216

3

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 0.8%
$1,350,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	$1,318,950
1,350,000	Wendy's Funding LLC 2018-1, Ser
	2018-1A, Class A2I, 144a,
	3.573%, 3/15/48	1,324,846
	Total Asset-Backed Securities	$2,643,796

	Non-Agency Collateralized Mortgage
	Obligations — 0.5%
794,984	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.763%, 10/25/45(A)(C)	795,542
904,898	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.864%, 12/25/44(A)(C)	894,088
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,689,630

	Commercial Mortgage-Backed Security — 0.4%
1,400,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.541%, 1/10/43(A)(C)	$1,331,288

	Sovereign Government Obligations — 0.1%
89,000	Province of Alberta Canada, 2.200%,
	7/26/22	86,171
127,000	Province of Ontario Canada, 1.875%,
	5/21/20	125,001
	Total Sovereign Government
	Obligations	$211,172

Shares
	Preferred Stocks — 0.0%

	Utilities — 0.0%
3,434	Entergy Louisiana LLC, 4.875%†	83,481
2,000	Integrys Holding, Inc., 6.000%	53,000
		136,481

	Real Estate — 0.0%
606	Public Storage, 5.050%(D)	14,514
	Total Preferred Stocks	$150,995

	Shares
Short-Term Investment Funds — 0.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.26%∞Ω	691,587	691,587
Invesco Government & Agency
Portfolio, Institutional Class,
1.30%**∞Ω	64,446	64,446
Total Short-Term Investment Funds		$756,033

Total Investment Securities —98.0%
(Cost $190,092,032)	$319,343,279

Other Assets in Excess of Liabilities — 2.0%	6,546,089

Net Assets — 100.0%	$325,889,368

(A)	Variable rate security - Rate reflected is the rate in effect as of February 28, 2018.

(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of February 28, 2018 was $29,148.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of February 28, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

4

Touchstone Balanced Fund (Unaudited) (Continued)

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $7,705,316 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$206,460,542	$—	$—	$206,460,542
U.S. Treasury Obligations	—	37,070,774	—	37,070,774
Exchange-Traded Funds	29,901,556	—	—	29,901,556
U.S. Government Mortgage-Backed Obligations	—	25,736,277	—	25,736,277
Corporate Bonds	—	13,391,216	—	13,391,216
Asset-Backed Securities	—	2,643,796	—	2,643,796
Non-Agency Collateralized Mortgage Obligations	—	1,689,630	—	1,689,630
Commercial Mortgage-Backed Security	—	1,331,288	—	1,331,288
Sovereign Government Obligations	—	211,172	—	211,172
Preferred Stocks	150,995	—	—	150,995
Short-Term Investment Funds	756,033	—	—	756,033
Total	$237,269,126	$82,074,153	$—	$319,343,279

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone International Equity Fund – February 28, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.4%

United Kingdom — 27.5%

Consumer Discretionary — 13.2%
BCA Marketplace PLC	2,223,000	$5,049,700
Compass Group PLC	209,615	4,453,344
InterContinental Hotels Group PLC	30,000	1,933,042
ITV PLC	2,880,000	6,343,875
WPP PLC	465,000	8,904,867
		26,684,828

Consumer Staples — 2.5%
Reckitt Benckiser Group PLC	62,500	4,961,059

Health Care — 1.2%
Indivior PLC*	489,000	2,539,316

Industrials — 2.2%
Experian PLC	205,000	4,376,467

Information Technology — 4.9%
Auto Trader Group PLC, 144a	960,000	4,814,264
AVEVA Group PLC	128,000	5,085,673
		9,899,937

Real Estate — 3.5%
Foxtons Group PLC	1,750,000	1,831,023
Savills PLC	392,000	5,167,340
		6,998,363
Total United Kingdom		55,459,970

France — 8.5%

Consumer Discretionary — 6.2%
Eutelsat Communications SA	145,000	3,396,488
JCDecaux SA	94,000	3,643,511
Renault SA	51,000	5,531,976
		12,571,975

Industrials — 2.3%
Edenred	130,000	4,561,175
Total France		17,133,150

Japan — 7.8%

Consumer Discretionary — 3.6%
CyberAgent, Inc.	74,000	3,174,317
USS Co. Ltd.	202,000	4,146,178
		7,320,495

Industrials — 1.7%
FANUC Corp.	13,500	3,411,347

Information Technology — 2.5%
Yahoo Japan Corp.†	1,089,000	5,026,011
Total Japan		15,757,853

Switzerland — 7.2%

Consumer Staples — 2.5%
Nestle SA	64,000	5,084,868

Health Care — 2.5%
Novartis AG	60,000	5,005,310

Industrials — 2.2%
Adecco Group AG	55,000	4,418,225
Total Switzerland		14,508,403

United States — 6.6%

Consumer Discretionary — 1.7%
Aptiv PLC	37,000	3,379,210

Health Care — 2.6%
Medtronic PLC	65,000	5,192,850

Information Technology — 2.3%
Mastercard, Inc. - Class A	26,300	4,622,488
Total United States		13,194,548

India — 6.3%

Consumer Discretionary — 3.1%
PC Jeweller Ltd.	1,260,000	6,392,769

Financials — 3.2%
Shriram Transport Finance Co. Ltd.	315,000	6,393,958
Total India		12,786,727

Canada — 6.1%

Consumer Discretionary — 2.4%
Uni-Select, Inc.	266,000	4,780,206

Information Technology — 2.5%
BlackBerry Ltd.*	419,000	5,086,660

Materials — 1.2%
Pretium Resources, Inc.*†	389,000	2,485,710
Total Canada		12,352,576

Germany — 5.1%

Industrials — 2.9%
Brenntag AG	93,000	5,797,368

Information Technology — 2.2%
SAP SE	43,000	4,487,467
Total Germany		10,284,835

Luxembourg — 2.9%

Consumer Discretionary — 2.9%
SES SA	362,000	5,798,747

6

Touchstone International Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 93.4% (Continued)

Spain — 2.5%

Utilities — 2.5%
Red Electrica Corp. SA	255,000	$4,961,500

Denmark — 2.5%

Industrials — 2.5%
ISS A/S	136,000	4,927,232

Greece — 2.2%

Consumer Discretionary — 2.2%
OPAP SA	370,000	4,518,525

Netherlands — 2.0%

Energy — 2.0%
Core Laboratories NV†	40,000	4,118,400

Mexico — 2.0%

Consumer Staples — 2.0%
Gruma SAB de CV - Class B	346,000	4,005,385

Cayman Islands — 1.6%

Information Technology — 1.6%
Tencent Holdings Ltd.	60,000	3,282,511

Jersey — 1.4%

Materials — 1.4%
Randgold Resources Ltd.	34,000	2,740,705

Australia — 1.2%

Materials — 1.2%
Northern Star Resources Ltd.	500,000	2,427,425
Total Common Stocks		$188,258,492

Short-Term Investment Funds — 12.1%
Dreyfus Government Cash
Management, Institutional Shares,
1.26%∞Ω	14,507,143	$14,507,143
Invesco Government & Agency
Portfolio, Institutional Class,
1.30%**∞Ω	9,970,734	9,970,734
Total Short-Term Investment Funds		$24,477,877

Total Investment Securities —105.5%
(Cost $180,860,764)		$212,736,369

Liabilities in Excess of Other Assets — (5.5%)		(11,146,667)

Net Assets — 100.0%		$201,589,702

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of February 28, 2018 was $9,403,139.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of February 28, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $4,814,264 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

7

Touchstone International Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$23,477,611	$31,982,359	$—	$55,459,970
France	3,396,488	13,736,662	—	17,133,150
Japan	—	15,757,853	—	15,757,853
Switzerland	—	14,508,403	—	14,508,403
United States	13,194,548	—	—	13,194,548
India	—	12,786,727	—	12,786,727
Canada	12,352,576	—	—	12,352,576
Germany	—	10,284,835	—	10,284,835
Luxembourg	5,798,747	—	—	5,798,747
Spain	—	4,961,500	—	4,961,500
Denmark	—	4,927,232	—	4,927,232
Greece	4,518,525	—	—	4,518,525
Netherlands	4,118,400	—	—	4,118,400
Mexico	4,005,385	—	—	4,005,385
Cayman Islands	—	3,282,511	—	3,282,511
Jersey	—	2,740,705	—	2,740,705
Australia	—	2,427,425	—	2,427,425
Short-Term Investment Funds	24,477,877	—	—	24,477,877
Total	$95,340,157	$117,396,212	$—	$212,736,369

At February 28, 2018, equity securities valued at $21,951,035 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Large Cap Focused Fund – February 28, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.2%

Information Technology — 25.5%
Accenture PLC (Ireland) - Class A	223,043	$35,912,153
Alphabet, Inc. - Class C*	57,000	62,969,610
Apple, Inc.	340,315	60,616,908
Cisco Systems, Inc.	886,102	39,679,648
Cognizant Technology Solutions
Corp. - Class A	200,493	16,444,436
Facebook, Inc. - Class A*	242,331	43,212,464
Microsoft Corp.	905,572	84,915,486
Oracle Corp.	413,559	20,955,035
salesforce.com, Inc.*	84,031	9,768,604
Texas Instruments, Inc.	230,348	24,958,206
Visa, Inc. - Class A	475,920	58,509,605
		457,942,155

Financials — 14.8%
American Express Co.	165,720	16,159,357
Chubb Ltd.(Switzerland)	178,036	25,266,869
CME Group, Inc.	182,926	30,394,984
JPMorgan Chase & Co.	325,000	37,537,500
Morgan Stanley	797,500	44,675,950
PNC Financial Services
Group, Inc. (The)	262,000	41,306,920
S&P Global, Inc.	197,596	37,898,913
Signature Bank/NewYork NY*	69,691	10,188,127
Travelers Cos., Inc. (The)	161,374	22,430,986
		265,859,606

Health Care — 12.1%
Amgen, Inc.	91,644	16,841,418
Becton Dickinson and Co.	82,860	18,396,577
Biogen, Inc.*	54,698	15,807,175
Bristol-Myers Squibb Co.	244,323	16,174,183
Danaher Corp.	160,000	15,644,800
Eli Lilly & Co.	168,555	12,982,106
Johnson & Johnson	100,337	13,031,770
Merck & Co., Inc.	536,551	29,091,795
Stryker Corp.	64,459	10,452,671
UnitedHealth Group, Inc.	181,658	41,083,773
Zoetis, Inc.	349,008	28,220,787
		217,727,055

Consumer Discretionary — 12.0%
Amazon.com, Inc.*	26,751	40,459,550
Booking Holdings, Inc.*	7,878	16,024,167
Comcast Corp. - Class A	947,256	34,300,140
Home Depot, Inc. (The)	162,400	29,600,648
Marriott International, Inc. - Class A	73,764	10,416,214
McDonald's Corp.	186,095	29,354,625
Omnicom Group, Inc.	111,510	8,500,407
Starbucks Corp.	112,287	6,411,588
Time Warner, Inc.	97,440	9,058,022
TJX Cos, Inc. (The)	388,219	32,097,947
		216,223,308

Industrials — 9.1%
3M Co.	70,000	16,485,700
Boeing Co. (The)	139,549	50,546,043
Canadian National Railway Co.
(Canada)	217,247	16,808,400
Honeywell International, Inc.	239,886	36,249,174
United Technologies Corp.	208,281	28,063,782
Verisk Analytics, Inc.*	148,725	15,198,208
		163,351,307

Consumer Staples — 8.1%
Estee Lauder Cos., Inc. (The) - Class A	212,718	29,448,680
Kraft Heinz Co. (The)	183,288	12,289,460
PepsiCo, Inc.	274,751	30,148,427
Philip Morris International, Inc.	275,000	28,476,250
Procter & Gamble Co. (The)	271,672	21,331,686
Unilever NV (Netherlands)	456,408	23,870,138
		145,564,641

Energy — 6.0%
Chevron Corp.	172,149	19,266,916
EOG Resources, Inc.	192,000	19,472,640
Exxon Mobil Corp.	455,000	34,461,700
Marathon Petroleum Corp.	281,761	18,049,610
Schlumberger Ltd. (Curacao)	248,127	16,287,056
		107,537,922

Materials — 1.8%
DowDuPont, Inc.	270,314	19,003,074
Praxair, Inc.	87,298	13,072,876
		32,075,950

Telecommunication Services — 1.7%
Verizon Communications, Inc.	656,086	31,321,546

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	70,961	11,397,046
Simon Property Group, Inc. REIT	58,609	8,997,068
		20,394,114
Total Common Stocks		$1,657,997,604

Exchange-Traded Funds — 7.1%
iShares Core S&P Mid-Cap ETF	118,750	22,142,125
iShares Russell Mid-Cap Value ETF	290,000	25,108,200
SPDR S&P 500 ETF Trust	230,000	62,479,500
Utilities Select Sector SPDR Fund†	385,000	18,888,100
Total Exchange-Traded Funds		$128,617,925

Short-Term Investment Funds — 0.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.26%∞Ω	8,084,265	8,084,265
Invesco Government & Agency
Portfolio, Institutional Class,
1.30%**∞Ω	7,529,550	7,529,550
Total Short-Term Investment Funds		$15,613,815

9

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —100.2%
(Cost $786,563,235)	$1,802,229,344

Liabilities in Excess of Other Assets — (0.2%)	(4,341,001)

Net Assets — 100.0%	$1,797,888,343

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of February 28, 2018 was $7,314,846.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of February 28, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,657,997,604	$—	$—	$1,657,997,604
Exchange-Traded Funds	128,617,925	—	—	128,617,925
Short-Term Investment Funds	15,613,815	—	—	15,613,815
Total	$1,802,229,344	$—	$—	$1,802,229,344

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Small Company Fund – February 28, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.4%

Information Technology — 25.1%
8x8, Inc.*	1,063,000	$19,399,750
Acxiom Corp.*	807,190	22,092,790
Aspen Technology, Inc.*	192,000	14,837,760
Bottomline Technologies de, Inc.*	416,600	15,822,468
Carbonite, Inc.*	515,840	14,520,896
CommVault Systems, Inc.*	302,500	15,745,125
Finisar Corp.*	787,900	14,182,200
GTT Communications, Inc.*	340,884	17,589,614
j2 Global, Inc.	205,485	15,210,000
MAXIMUS, Inc.	220,209	14,749,599
Microsemi Corp.*	190,000	12,331,000
NetScout Systems, Inc.*	550,100	14,605,155
Nice Ltd. ADR	163,420	15,784,738
Nuance Communications, Inc.*	751,270	12,065,396
ON Semiconductor Corp.*	611,380	14,624,210
Open Text Corp. (Canada)†	333,320	11,692,866
Plantronics, Inc.	281,340	15,203,614
Tower Semiconductor Ltd. (Israel)*	53,800	1,561,276
VeriFone Systems, Inc.*	895,300	14,861,980
Verint Systems, Inc.*	492,100	19,142,690
		296,023,127

Health Care — 21.4%
Allscripts Healthcare Solutions, Inc.*	1,486,800	20,621,916
Analogic Corp.	154,437	12,895,489
AngioDynamics, Inc.*	944,106	15,379,487
Bio-Rad Laboratories, Inc. - Class A*	53,964	14,572,439
Bio-Techne Corp.	107,200	15,151,648
Diplomat Pharmacy, Inc.*	619,682	12,914,173
Encompass Health Corp.	283,500	15,099,210
Globus Medical, Inc. - Class A*	324,200	15,444,888
Haemonetics Corp.*	222,300	15,761,070
Magellan Health, Inc.*	152,699	15,407,329
MEDNAX, Inc.*	220,700	12,134,086
NuVasive, Inc.*	437,400	21,152,664
Omnicell, Inc.*	342,600	14,954,490
Orthofix International NV (Curacao)*	296,934	16,631,273
Tactile Systems Technology, Inc.*†	377,500	12,215,900
Tivity Health, Inc.*	562,330	21,677,821
		252,013,883

Industrials — 15.9%
Clean Harbors, Inc.*	240,600	12,013,158
Crane Co.	146,400	13,514,184
EnerSys, Inc.	241,800	16,851,042
Esterline Technologies Corp.*	233,800	17,277,820
Genesee & Wyoming, Inc. - Class A*	185,000	12,863,050
Healthcare Services Group, Inc.	312,500	14,196,875
Hillenbrand, Inc.	346,500	15,211,350
Knight-Swift Transportation
Holdings, Inc.	321,100	15,464,176
Mobile Mini, Inc.	363,162	15,234,646
Quanta Services, Inc.*	315,270	10,857,899
Regal Beloit Corp.	246,700	17,836,410
SkyWest, Inc.	280,200	15,354,960

Woodward, Inc.	155,600	11,021,148
		187,696,718

Consumer Discretionary — 13.0%
Aaron's, Inc.	466,274	21,546,521
Adtalem Global Education, Inc.*	330,035	15,198,112
Bloomin' Brands, Inc.	785,140	18,128,883
Callaway Golf Co.	1,040,680	16,109,726
KB Home	460,500	12,778,875
MDC Partners, Inc. - Class A,
(Canada)*	827,847	6,498,599
Penn National Gaming, Inc.*	530,300	14,111,283
Planet Fitness, Inc. - Class A*	410,100	15,165,498
Texas Roadhouse, Inc.	266,900	14,748,894
Tile Shop Holdings, Inc.	944,400	5,099,760
TRI Pointe Group, Inc.*	880,900	13,504,197
		152,890,348

Financials — 10.4%
Chemical Financial Corp.	286,600	15,817,454
Evercore Partners, Inc. - Class A	162,500	15,120,625
Glacier Bancorp, Inc.	447,000	17,388,300
Heartland Financial USA, Inc.	295,500	15,764,925
Stifel Financial Corp.	234,200	14,958,354
Webster Financial Corp.	240,800	13,142,864
Western Alliance Bancorp*	253,900	14,842,994
WSFS Financial Corp.	321,300	15,326,010
		122,361,526

Real Estate — 2.5%
Corporate Office Properties Trust REIT	601,700	15,018,432
Outfront Media, Inc. REIT	685,300	14,055,503
		29,073,935

Energy — 1.7%
Carrizo Oil & Gas, Inc.*	433,230	6,086,881
Gulfport Energy Corp.*	1,391,300	13,495,610
		19,582,491

Telecommunication Services — 1.3%
Cogent Communications
Holdings, Inc.	350,800	15,031,780

Materials — 1.1%
Innophos Holdings, Inc.	309,100	12,846,196
Total Common Stocks		$1,087,520,004

Short-Term Investment Funds — 8.8%
Dreyfus Government Cash
Management, Institutional Shares,
1.26%∞Ω	92,606,308	92,606,308
Invesco Government & Agency
Portfolio, Institutional Class,
1.30%**∞Ω	10,917,650	10,917,650
Total Short-Term Investment Funds		$103,523,958

11

Touchstone Small Company Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —101.2%
(Cost $939,749,487)	$1,191,043,962

Liabilities in Excess of Other Assets — (1.2%)	(14,167,454)

Net Assets — 100.0%	$1,176,876,508

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of February 28, 2018 was $10,544,516.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of February 28, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,087,520,004	$—	$—	$1,087,520,004
Short-Term Investment Funds	103,523,958	—	—	103,523,958
Total	$1,191,043,962	$—	$—	$1,191,043,962

See accompanying Notes to Portfolios of Investments.

12

Notes to Portfolios of Investments

February 28, 2018 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of February 28, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended February 28, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At February 28, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments of the International Equity Fund.

During the period ended February 28, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

13

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies— The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

14

Notes to Portfolios of Investments (Unaudited) (Continued)

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio Securities Loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of February 28, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Balanced Fund	Preferred Stocks	$29,148	$64,446	$35,298
International Equity Fund	Common Stocks	9,403,139	9,970,734	567,595
Large Cap Focused Fund	Exchange-Traded Funds	7,314,846	7,529,550	214,704
Small Company Fund	Common Stocks	10,544,516	10,917,650	373,134

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount

15

Notes to Portfolios of Investments (Unaudited) (Continued)

sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of February 28, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Gross	Gross	Net
	Federal	Gross	Gross	Unrealized	Unrealized	Unrealized
	Tax	Unrealized	Unrealized	Appreciation	Depreciation	Appreciation/
Fund	Cost	Appreciation	Depreciation	on Other*	on Other*	(Depreciation)
Balanced Fund	$190,057,322	$130,930,654	$(1,679,408)	$—	$—	$129,251,246
International Equity Fund	180,860,764	39,280,510	(7,404,905)	8	(542,369)	31,333,244
Large Cap Focused Fund	786,563,235	1,018,074,957	(2,408,848)	—	—	1,015,666,109
Small Company Fund	939,749,487	275,808,623	(24,514,148)	—	—	251,294,475

* Other includes Foreign Currency Transactions and Deferred Foreign Capital Gains Tax.

16

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Strategic Trust

By (Signature and Title)*              /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 4/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 4/19/2018

By (Signature and Title)*              /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 4/19/2018

* Print the name and title of each signing officer under his or her signature.